Trade and Other Payables (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Trade payables	$ 63,550	$ 42,063
Current [Member]
Disclosure of provision matrix [line items]
Trade payables	52,632	12,456
Past due for less than 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	3,959	8,504
Past due for over 4 months [Member]
Disclosure of provision matrix [line items]
Trade payables	$ 6,959	$ 21,104